Description of business and basis of preparation of the consolidated financial statements - CPI (Details)	2 Months Ended	4 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2015	Apr. 30, 2016	Dec. 31, 2016	Oct. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consumer Price Index
Consumer Price Index (annual as a percent)	7.80%	16.60%	16.90%	11.90%	24.80%	36.30%	20.60%
Consumer Price Index (3 years accumulated)					104.90%	103.70%	65.80%
Number of years of accumulated price index					3 years
Internal Wholesale Price Index
Internal Wholesale Price Index (annual as a percent)				10.60%	18.80%	34.60%	19.20%
Internal Wholesale Price Index (3 years accumulated)					90.70%	105.80%	75.40%